UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 90.22%
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.080%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C,
0.080%, VRD[1,2]	10,065,000	10,065,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.060%, VRD	6,900,000	6,900,000
Series L-6,
0.060%, VRD	11,700,000	11,700,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.050%, VRD	8,000,000	8,000,000
Series B,
0.050%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.050%, VRD	19,225,000	19,225,000
Series C,
0.060%, VRD	18,700,000	18,700,000
Series F,
0.060%, VRD	9,000,000	9,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series B,
0.040%, VRD	9,900,000	9,900,000
Series C,
0.040%, VRD	34,565,000	34,565,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.060%, VRD	19,600,000	19,600,000
California Housing Finance Agency Revenue (Home Mortgage), Series H,
0.090%, VRD[3]	6,100,000	6,100,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E,
0.050%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B,
0.050%, VRD	6,165,000	6,165,000
California Municipal Finance Authority Revenue (Chevron USA — Recovery Zone Bonds), Series B,
0.010%, VRD	14,150,000	14,150,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California State,
Series A-1,
2.000%, due 05/28/14	4,000,000	4,046,806
Series A-2,
2.000%, due 06/23/14	8,000,000	8,102,594
Series B1,
0.060%, VRD	4,400,000	4,400,000
Series B2,
0.050%, VRD	11,130,000	11,130,000
Series B3,
0.050%, VRD	1,200,000	1,200,000
California State Economic Recovery, Series C-4,
0.050%, VRD	16,975,000	16,975,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.070%, VRD	7,650,000	7,650,000
California State Kindergarten,
Series A1,
0.060%, VRD	2,200,000	2,200,000
Series A4,
0.040%, VRD	2,000,000	2,000,000
Series A5,
0.040%, VRD	8,300,000	8,300,000
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.070%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured),
0.060%, VRD	6,830,000	6,830,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.060%, VRD	3,600,000	3,600,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C,
0.030%, VRD	6,150,000	6,150,000
California Statewide Communities Development Authority Revenue (Painte Turtle),
0.040%, VRD	3,000,000	3,000,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.080%, VRD	8,045,000	8,045,000
Antelope Valley-East Kern Water Agency, Series A-2,
0.040%, VRD	15,390,000	15,390,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.080%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series D- 2,
0.070%, VRD	2,000,000	2,000,000
Series F (Bank of America Austin Certificates, Series 2008-1058),
0.120%, VRD[1,2]	6,750,000	6,750,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
City of Los Angeles, Series A,
2.000%, due 02/27/14	8,000,000	8,059,497
City of Santa Clara, Electrical Revenue, Subseries B,
0.070%, VRD	27,600,000	27,600,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured),
0.060%, VRD	10,655,000	10,655,000
Corona-Norca Unified School District
2.000%, due 12/31/13	3,600,000	3,615,864
County of Fresno,
1.250%, due 06/30/14	8,000,000	8,063,547
County of Los Angeles, Series B,
2.000%, due 06/30/14	13,000,000	13,175,926
County of Riverside, Series A,
2.000%, due 03/31/14	6,000,000	6,054,817
County of Santa Clara,
1.250%, due 06/30/14	10,000,000	10,079,872
East Baton Rouge Parish Industrial Development Board, Inc., Revenue (ExxonMobil Project), Series A,
0.040%, VRD	15,500,000	15,500,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B,
0.070%, VRD	2,640,000	2,640,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.050%, VRD	2,650,000	2,650,000
Subseries C-2,
0.050%, VRD	2,800,000	2,800,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8),
0.040%, VRD	15,523,000	15,523,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.040%, VRD	8,018,000	8,018,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.040%, VRD	10,562,000	10,562,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.070%, VRD	2,700,000	2,700,000
Irvine Ranch Water District
0.040%, VRD	8,600,000	8,600,000
Irvine Unified School District, Series A,
0.040%, VRD	22,730,000	22,730,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured),
0.050%, VRD	8,600,000	8,600,000
Los Angeles Wastewater Systems Revenue Refunding, Series A, (Barclays Capital Municipal Trust Receipts Series 2W),
0.080%, VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.060%, VRD	3,330,000	3,330,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured),
0.060%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding (Special), Series A,
0.030%, VRD	16,505,000	16,505,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071),
0.080%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3,
0.050%, VRD	4,100,000	4,100,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.050%, VRD	9,875,000	9,875,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B,
0.050%, VRD	2,375,000	2,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.090%, VRD	14,230,000	14,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G),
Series 1, (FNMA Insured),
0.050%, VRD	6,500,000	6,500,000
Series 3, (FNMA Insured),
0.050%, VRD	6,300,000	6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.100%, VRD[1,2]	1,075,000	1,075,000
Orange County Sanitation District Revenue,
2.000%, due 10/30/13	16,000,000	16,022,704
Orange County Water District Revenue Certificates of Participation, Series A,
0.080%, VRD	22,765,000	22,765,000
Sacramento Municipal Utility District, Series L,
0.050%, VRD	4,000,000	4,000,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured),
0.090%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A, (FNMA Insured),
0.090%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.070%, VRD	15,830,000	15,830,000
Series B,
0.060%, VRD	12,700,000	12,700,000
San Diego County School Districts, Series A,
2.000%, due 06/30/14	5,000,000	5,068,037

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.040%, VRD	10,080,000	10,080,000
Series B,
0.060%, VRD	22,425,000	22,425,000
Series C,
0.060%, VRD	8,655,000	8,655,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z), (AGM Insured),
0.100%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160, (AGM Insured),
0.220%, VRD[1,2]	4,110,000	4,110,000
State Center Community College District (JP Morgan PUTTERs, Series 1972), (AGM Insured),
0.080%, VRD[1,2]	3,670,000	3,670,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.050%, VRD	3,920,000	3,920,000
West Covina Public Financing Authority Lease Revenue, Series A,
0.050%, VRD	4,270,000	4,270,000

Total municipal bonds and notes (cost — $758,752,664)		758,752,664

Tax-exempt commercial paper — 9.71%
California Education Facility Authority,
0.110%, due 11/26/13	15,000,000	15,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/17/14	10,050,000	10,050,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.090%, due 10/09/13	5,400,000	5,400,000
0.120%, due 12/04/13	12,000,000	12,000,000
Los Angeles County Department of Water & Power,
0.090%, due 10/03/13	5,000,000	5,000,000
0.090%, due 10/03/13	10,000,000	10,000,000
Sacramento Municipal Utility District,
0.090%, due 10/03/13	10,000,000	10,000,000
San Diego County,
0.110%, due 12/04/13	6,250,000	6,250,000

Total tax-exempt commercial paper (cost — $81,700,000)		81,700,000

Total investments (cost — $840,452,664 which approximates cost for federal income tax purposes) — 99.93%		840,452,664
Other assets in excess of liabilities — 0.07%		547,135

Net assets (applicable to 840,974,838 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		840,999,799

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	758,752,664	—	758,752,664
Tax-exempt commercial paper	—	81,700,000	—	81,700,000

Total	—	840,452,664	—	840,452,664

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 25 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.64% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2013.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 93.69%
New York State Dormitory Authority Revenue (Columbia University), Series B,
0.060%, VRD	6,500,000	6,500,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.060%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Wagner College),
0.060%, VRD	2,770,000	2,770,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.080%, VRD	8,305,000	8,305,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.080%, VRD	2,290,000	2,290,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A,
0.040%, VRD	6,500,000	6,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A,
0.110%, VRD	9,150,000	9,150,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.070%, VRD	7,785,000	7,785,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
0.080%, VRD	895,000	895,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.070%, VRD	2,700,000	2,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.060%, VRD	8,195,000	8,195,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series C,
0.080%, VRD	10,000,000	10,000,000
Series D,
0.070%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.080%, VRD	11,415,000	11,415,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A,
0.060%, VRD	1,500,000	1,500,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.070%, VRD	12,110,000	12,110,000
New York State Dormitory Authority State Personal Income Tax Revenue,
Series A,
5.000%, due 02/15/14	9,840,000	10,017,822
Series F, (JP Morgan PUTTERs, Series 3239),
0.080%, VRD[1,2]	3,600,000	3,600,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.080%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.070%, VRD	7,100,000	7,100,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.070%, VRD	12,200,000	12,200,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured),
0.070%, VRD	10,475,000	10,475,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.050%, VRD	26,755,000	26,755,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured),
0.070%, VRD	9,600,000	9,600,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.080%, VRD[1,2]	6,835,000	6,835,000
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	7,000,000	7,040,240
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B,
0.110%, VRD	5,760,000	5,760,000
Briarcliff Manor Union Free School District Bond Anticipation Notes,
1.000%, due 07/18/14	8,200,000	8,246,062
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.080%, VRD	2,225,000	2,225,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series Y-3,
0.050%, VRD	3,100,000	3,100,000
Deer Park Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/14	10,000,000	10,055,006
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.090%, VRD	1,600,000	1,600,000
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.000%, due 07/31/14	10,000,000	10,062,214
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.080%, VRD	9,025,000	9,025,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.080%, VRD	1,418,000	1,418,000
Locust Valley Central School District
1.500%, due 06/20/14	5,000,000	5,045,795
Long Island Power Authority (General), Series D,
0.060%, VRD	9,750,000	9,750,000
Long Island Power Authority, Series C,
0.070%, VRD	20,000,000	20,000,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project),
0.050%, VRD	2,200,000	2,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.050%, VRD	1,100,000	1,100,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.060%, VRD	8,900,000	8,900,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.050%, VRD	10,700,000	10,700,000
Miller Place Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/14	10,000,000	10,058,614
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.080%, VRD	6,930,000	6,930,000
Mount Sinai Union Free School District Tax Anticipation Notes,
1.000%, due 06/25/14	7,000,000	7,038,217
Nassau Health Care Corp. Revenue (Nassau County Guaranteed), Subseries B-2,
0.080%, VRD	1,300,000	1,300,000
Nassau Health Care Corp. Revenue,
0.060%, VRD	16,500,000	16,500,000
New Rochelle City School District Tax Anticipation Notes,
0.750%, due 06/27/14	10,000,000	10,039,701
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured),
0.070%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A,
0.090%, VRD	9,575,000	9,575,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.090%, VRD	26,255,000	26,255,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured),
0.070%, VRD	7,100,000	7,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured),
0.070%, VRD	3,800,000	3,800,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy),
0.120%, VRD	2,660,000	2,660,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.050%, VRD	4,000,000	4,000,000
Series BB-5,
0.030%, VRD	9,560,000	9,560,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
0.050%, VRD	2,000,000	2,000,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (JP Morgan PUTTERs, Series 2559),
0.080%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General),
0.030%, VRD	16,215,000	16,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
0.060%, VRD	6,100,000	6,100,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series D, (JP Morgan PUTTERs, Series 3240),
0.080%, VRD[1,2]	1,600,000	1,600,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Subseries A-4,
0.050%, VRD	24,400,000	24,400,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
0.070%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.),
0.050%, VRD	6,665,000	6,665,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.060%, VRD	6,795,000	6,795,000
Series A2,
0.070%, VRD	22,815,000	22,815,000
Series B-1,
0.050%, VRD	3,800,000	3,800,000
New York City,
Subseries G-4,
0.050%, VRD	11,200,000	11,200,000
Subseries L-4,
0.060%, VRD	7,500,000	7,500,000
Subseries L-6,
0.030%, VRD	18,745,000	18,745,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.080%, VRD	5,765,000	5,765,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-1,
0.060%, VRD	5,000,000	5,000,000
Series A-2,
0.060%, VRD	2,800,000	2,800,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.130%, VRD	3,230,000	3,230,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A,
0.050%, VRD	17,280,000	17,280,000
Town of North Hempstead, Series B,
0.500%, due 10/03/14[3]	12,000,000	12,031,080
Triborough Bridge & Tunnel Authority Revenue,
Series A-3,
0.060%, VRD	1,300,000	1,300,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Triborough Bridge & Tunnel Authority Revenue — (concluded)
Series B,
0.070%, VRD	400,000	400,000
Series B-2C,
0.060%, VRD	11,875,000	11,875,000
Series B-3,
0.060%, VRD	19,825,000	19,825,000

Total municipal bonds and notes (cost — $649,142,751)		649,142,751

Tax-exempt commercial paper — 8.03%
New York State Dormitory Authority (Columbia University),
0.070%, due 10/08/13	5,385,000	5,385,000
New York State Power Authority,
0.090%, due 10/10/13	16,715,000	16,715,000
0.100%, due 11/06/13	11,500,000	11,500,000
Metropolitan Transportation Authority,
0.100%, due 10/10/13	16,000,000	16,000,000
0.120%, due 12/11/13	6,000,000	6,000,000

Total tax-exempt commercial paper (cost — $55,600,000)		55,600,000

Total investments (cost — $704,742,751 which approximates cost for federal income tax purposes) — 101.72%		704,742,751
Liabilities in excess of other assets — (1.72)%		(11,901,554)

Net assets (applicable to 692,809,769 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		692,841,197

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	649,142,751	—	649,142,751
Tax-exempt commercial paper	—	55,600,000	—	55,600,000

Total	—	704,742,751	—	704,742,751

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2013 (unaudited)

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 38 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.45% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2013 and reset periodically.
WLCO	West Loop Community Organization

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2013.

UBS Managed Municipal Trust

Investment are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 27, 2013